Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

February 8, 2016

EDGAR FILING

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:           Forum Funds (the “Registrant”)
File Nos. 002-67052/811-03023
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated January 19, 2016 to the Prospectus dated December 24, 2014, as supplemented through December 30, 2015 for the following funds: Exceed Defined Shield Index Fund; Exceed Defined Hedged Index Fund; and Exceed Defined Enhanced Index Fund, each a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on January 19, 2016 (accession number 0001435109-16-001267).

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

Attachments